Condensed consolidated statement of other comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed consolidated statement of other comprehensive income
Profit/(loss) for the period	R 30,621.6	R 432.8	R (2,520.7)
Other comprehensive income
Other comprehensive income, net of tax	(2,005.8)	(465.9)	1,764.1
Foreign currency translation	(2,226.7)	(594.8)	1,719.1
Fair value adjustment on other investments	220.9	128.9	45.0
Total comprehensive income	28,615.8	(33.1)	(756.6)
Total comprehensive income attributable to:
Owners of Sibanye Stillwater	27,287.0	(403.1)	(733.1)
Non-controlling interests	R 1,328.8	R 370.0	R (23.5)